Use of estimates and judgments	12 Months Ended
Dec. 31, 2020
Use of estimates and judgments
Use of estimates and judgments

6.     Use of estimates and judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about areas of estimation uncertainty and judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the notes stated below.

(a)Key areas of estimation uncertainty and critical judgments:

•	Note 8 “Business combination” – fair values of intangible assets and their estimated useful lives; fair values of income tax and other taxes provisions and related indemnification asset;
•	Note 13 “Income taxes”, Note 29 “Contingencies” – provisions for income tax and tax contingencies;
•	Note 16 “Equity-accounted investees” – impairment of investment in associate and determining the fair value of the call option.

(b)Other areas of estimation uncertainty and judgments:

•	Note 15 "Intangible assets and goodwill" - measurement and useful lives of intangible assets identified; goodwill impairment;
•	Note 5(j) "Revenue" - recognition and measurement of revenue;
•	Note 24 "Leases" - lease term;
•	Note 21 “Management incentive agreement” – new grants under option plans.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.